Segmented information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

21.	Segmented information:

The Company previously operated in one business segment with substantially all of its consolidated assets and operations located in Canada. During the year ended December 31, 2012, 100% of total revenue was derived from collaborative partners (note 15).

During the third quarter of 2013, the Company began recognizing revenue from product sales at which time management began to measure the Company’s operations by the geographic area in which such products are sold.

Year ended December 31, 2013	Europe	Rest of World	Total

Revenue	$1,897	$2,614	$4,511
Cost of goods sold	622	314	936
Gross margin	1,275	2,300	3,575
Gross margin %	67%	88%	79%
Interest income (expense)	(125)	38	(87)
Amortization expense on property and equipment	5	99	104

Year ended December 31, 2012	Europe	Rest of World	Total

Revenue	$-	$789	$789
Cost of goods sold	-	-	-
Gross margin	-	789	789
Gross margin %	-	100%	100%
Interest expense	-	(4,268)	(4,268)
Amortization expense on property and equipment	-	895	895

Property and equipment by geographic area were as follows:

As at December 31	2013	2012

Europe	$132	$-
Rest of World	486	271

	$618	$271